Quarterly Report
September 30, 2020
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace – 2.0%
CACI International, Inc., “A” (a)	1,107	$235,968
PAE, Inc. (a)	77,701	660,459
		$896,427
Apparel Manufacturers – 1.9%
PVH Corp.	8,457	$504,375
Skechers USA, Inc., “A” (a)	12,239	369,863
		$874,238
Automotive – 3.2%
LKQ Corp. (a)	21,806	$604,680
Methode Electronics, Inc.	14,426	411,141
Stoneridge, Inc. (a)	9,136	167,828
Visteon Corp. (a)	4,099	283,733
		$1,467,382
Business Services – 1.3%
BrightView Holdings, Inc. (a)	18,919	$215,676
Stamps.com, Inc. (a)	716	172,520
WNS (Holdings) Ltd., ADR (a)	3,259	208,446
		$596,642
Chemicals – 1.5%
Element Solutions, Inc. (a)	64,388	$676,718
Computer Software – 1.4%
8x8, Inc. (a)	26,196	$407,348
ACI Worldwide, Inc. (a)	9,403	245,700
		$653,048
Computer Software - Systems – 3.3%
KBR, Inc.	40,102	$896,681
Verint Systems, Inc. (a)	12,391	596,998
		$1,493,679
Construction – 2.4%
Armstrong World Industries, Inc.	2,758	$189,778
GMS, Inc. (a)	12,828	309,155
Toll Brothers, Inc.	11,574	563,191
		$1,062,124
Consumer Products – 2.2%
Energizer Holdings, Inc.	6,549	$256,328
Newell Brands, Inc.	20,582	353,187
Prestige Brands Holdings, Inc. (a)	10,516	382,993
		$992,508
Consumer Services – 1.4%
Grand Canyon Education, Inc. (a)	5,742	$459,015
Regis Corp. (a)	27,369	168,046
		$627,061
Containers – 5.6%
Berry Global Group, Inc. (a)	13,026	$629,417
Graphic Packaging Holding Co.	56,868	801,270
Owens Corning	6,641	456,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Pactiv Evergreen, Inc. (a)	25,979	$329,933
Silgan Holdings, Inc.	9,067	333,394
		$2,550,981
Electrical Equipment – 3.6%
HD Supply Holdings, Inc. (a)	10,495	$432,814
Littlefuse, Inc.	1,537	272,572
TriMas Corp. (a)	19,788	451,166
WESCO International, Inc. (a)	10,304	453,582
		$1,610,134
Electronics – 1.8%
nLIGHT, Inc. (a)	11,193	$262,812
Plexus Corp. (a)	7,970	562,921
		$825,733
Energy - Independent – 2.1%
Magnolia Oil & Gas Corp., “A” (a)	56,747	$293,382
Parsley Energy, Inc., “A”	38,869	363,814
WPX Energy, Inc. (a)	63,776	312,502
		$969,698
Engineering - Construction – 2.2%
Construction Partners, Inc., “A” (a)	15,993	$291,072
Quanta Services, Inc.	13,466	711,813
		$1,002,885
Entertainment – 1.3%
IMAX Corp. (a)	24,483	$292,816
Six Flags Entertainment Corp.	14,116	286,555
		$579,371
Food & Beverages – 2.6%
Hostess Brands, Inc. (a)	37,274	$459,589
Nomad Foods Ltd. (a)	14,496	369,358
Sanderson Farms, Inc.	3,026	356,977
		$1,185,924
Gaming & Lodging – 0.7%
Wyndham Hotels & Resorts, Inc.	6,147	$310,423
Insurance – 3.5%
CNO Financial Group, Inc.	29,571	$474,319
Everest Re Group Ltd.	1,283	253,444
Hanover Insurance Group, Inc.	4,235	394,617
Selective Insurance Group, Inc.	2,665	137,221
Third Point Reinsurance Ltd. (a)	49,074	341,064
		$1,600,665
Leisure & Toys – 0.9%
Brunswick Corp.	4,931	$290,485
Funko, Inc., “A” (a)(l)	18,406	106,571
		$397,056
Machinery & Tools – 3.8%
AGCO Corp.	3,384	$251,330
Enerpac Tool Group Corp.	14,070	264,657
ITT, Inc.	3,510	207,266
Kennametal, Inc.	14,162	409,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Regal Beloit Corp.	5,989	$562,187
		$1,695,288
Major Banks – 1.2%
TCF Financial Corp.	22,568	$527,188
Medical & Health Technology & Services – 2.8%
HMS Holdings Corp. (a)	10,445	$250,158
PRA Health Sciences, Inc. (a)	4,717	478,492
Premier, Inc., “A”	16,889	554,466
		$1,283,116
Natural Gas - Distribution – 2.3%
New Jersey Resources Corp.	19,107	$516,271
South Jersey Industries, Inc.	28,177	542,971
		$1,059,242
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	76,580	$466,372
Oil Services – 0.8%
ChampionX Corp. (a)	18,196	$145,386
Frank's International N.V. (a)	104,762	161,333
NOW, Inc. (a)	10,675	48,465
		$355,184
Other Banks & Diversified Financials – 18.4%
Air Lease Corp.	8,572	$252,188
APi Group, Inc. (a)	17,657	251,259
Bank of Hawaii Corp.	7,759	391,985
Brookline Bancorp, Inc.	40,404	349,293
Cathay General Bancorp, Inc.	23,206	503,106
Cullen/Frost Bankers, Inc.	6,556	419,256
East West Bancorp, Inc.	14,345	469,655
Element Fleet Management Corp.	60,687	504,985
Encore Capital Group, Inc. (a)	14,809	571,479
First Hawaiian, Inc.	30,094	435,460
Hanmi Financial Corp.	25,659	210,660
Lakeland Financial Corp.	11,291	465,189
Prosperity Bancshares, Inc.	8,791	455,638
Sandy Spring Bancorp, Inc.	7,806	180,163
Signature Bank	3,988	330,964
SLM Corp.	51,428	416,053
Textainer Group Holdings Ltd. (a)	33,189	469,956
UMB Financial Corp.	12,924	633,405
Umpqua Holdings Corp.	58,844	624,923
Wintrust Financial Corp.	9,973	399,419
		$8,335,036
Pollution Control – 0.9%
U.S. Ecology, Inc.	11,753	$383,970
Real Estate – 10.4%
Brixmor Property Group, Inc., REIT	32,487	$379,773
Broadstone Net Lease, Inc.	21,000	352,380
Corporate Office Properties Trust, REIT	26,075	618,499
Empire State Realty Trust, REIT, “A”	45,575	278,919
Industrial Logistics Properties Trust, REIT	30,932	676,483
Lexington Realty Trust, REIT	40,078	418,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	3,846	$404,868
Office Properties Income Trust, REIT	19,593	405,967
STAG Industrial, Inc., REIT	14,026	427,653
Two Harbors Investment Corp., REIT	86,658	441,089
Urban Edge Properties, REIT	31,680	307,930
		$4,712,376
Specialty Chemicals – 4.4%
Axalta Coating Systems Ltd. (a)	15,038	$333,393
Compass Minerals International, Inc.	9,455	561,154
Ferro Corp. (a)	47,223	585,565
Ferroglobe PLC (a)	39,527	26,444
Univar Solutions, Inc. (a)	28,034	473,214
		$1,979,770
Specialty Stores – 2.4%
Urban Outfitters, Inc. (a)	28,739	$598,059
Zumiez, Inc. (a)	17,171	477,697
		$1,075,756
Trucking – 1.2%
Schneider National, Inc.	21,657	$535,578
Utilities - Electric Power – 3.2%
ALLETE, Inc.	4,204	$217,515
Black Hills Corp.	11,939	638,617
Portland General Electric Co.	16,807	596,649
		$1,452,781
Total Common Stocks		$44,234,354
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	895,440	$895,440
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	120	$120

Other Assets, Less Liabilities – 0.3%		144,185
Net Assets – 100.0%		$45,274,099
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $895,440 and $44,234,474, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$44,234,354	$—	$—	$44,234,354
Mutual Funds	895,560	—	—	895,560
Total	$45,129,914	$—	$—	$45,129,914
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2020, the value of securities loaned was $52,967. These loans were collateralized by cash of $120 and U.S. Treasury Obligations (held by the lending agent) of $53,167.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$954,852	$19,386,904	$19,446,433	$117	$—	$895,440
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,172	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.